Cover Page Cover Page	Oct. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	ALTRIA GROUP, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-08940
Entity Tax Identification Number	13-3260245
Entity Address, Address Line One	6601 West Broad Street,
Entity Address, City or Town	Richmond,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	274-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000764180
Common Stock, $0.33 1/3 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.33 1/3 par value
Trading Symbol	MO
Security Exchange Name	NYSE
2.200% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	2.200% Notes due 2027
Trading Symbol	MO27
Security Exchange Name	NYSE
3.125% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MO31
Security Exchange Name	NYSE